UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-0523

DREYFUS FUND INCORPORATED
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated
March 31, 2006 (Unaudited)

Common Stocks--99.9%	Shares	Value ($)

Basic Industries--1.8%
Air Products & Chemicals	100,000	6,719,000
E I Du Pont de Nemours & Co.	225,000	9,497,250
Galen Partners II, LP	1.142 d	769,196
SK Equity Fund, LP	1.788 d	8,852,879
		25,838,325
Capital Goods--10.4%
Caterpillar	122,000	8,760,820
Corning	426,400 a	11,474,424
Eaton	163,900	11,959,783
Emerson Electric	226,930	18,978,156
General Electric	1,570,000	54,604,600
H & R Block	267,000	5,780,550
Johnson Controls	124,100	9,422,913
Tyco International	427,100	11,480,448
United Technologies	260,500	15,101,185
		147,562,879
Consumer Non-Durables--9.4%
Altria Group	446,400	31,631,904
Cadbury Schweppes, ADR	374,000	14,960,000
Colgate-Palmolive	322,900	18,437,590
Dean Foods	371,510 a	14,425,733
PepsiCo	399,600	23,092,884
Procter & Gamble	544,425	31,369,768
		133,917,879
Consumer Services--11.6%
Accenture, Cl. A	241,880	7,273,332
Cendant	811,000	14,070,850
CVS	266,000	7,945,420
Federated Department Stores	148,800	10,862,400
Hilton Hotels	640,500	16,307,130
Home Depot	462,000	19,542,600
McDonald's	618,000	21,234,480
News, Cl. A	637,000	10,580,570
Staples	312,100	7,964,792
Target	322,930	16,795,589
Viacom, Cl. B	437,950 a	16,992,460
Walt Disney	574,700	16,028,383
		165,598,006
Energy--12.8%
Barrick Gold	321,000	8,744,040
BHP Billiton, ADR	193,600 b	7,714,960
Chevron	207,000	11,999,790
Diamond Offshore Drilling	174,000 b	15,573,000
ENI, ADR	280,000 b	15,954,400
Exxon Mobil	654,500	39,832,870
GlobalSantaFe	314,000	19,075,500
Occidental Petroleum	159,000	14,731,350
Petroleo Brasileiro, ADR	160,000	13,867,200
Pride International	285,000 a	8,886,300
Rio Tinto, ADR	65,000	13,455,000
XTO Energy	273,100	11,898,967
		181,733,377
Financial Services--23.0%
American International Group	420,000	27,757,800
AmeriCredit	171,100 a	5,257,903
Bank of America	866,802	39,474,163
Bank of New York	661,900	23,854,876
Capital One Financial	214,100	17,239,332
CapitalSource	473,660	11,784,661
CIT Group	93,400	4,998,768
Citigroup	608,000	28,721,920
Countrywide Financial	450,000	16,515,000
Fidelity National Financial	95,900	3,407,327
Fidelity National Title Group, Cl. A	184,582	4,202,932
Freddie Mac	313,100	19,099,100
Goldman Sachs Group	49,400	7,753,824
JPMorgan Chase & Co.	636,800	26,516,352
Lehman Brothers Holdings	44,600	6,446,038
Merrill Lynch & Co.	337,200	26,557,872
St. Paul Travelers Cos.	159,900	6,682,221
UnumProvident	497,100 b	10,180,608
Wachovia	458,100	25,676,505
Wells Fargo & Co.	220,700	14,096,109
		326,223,311
Health Care--10.9%
Abbott Laboratories	318,000	13,505,460
AmerisourceBergen	160,810	7,762,299
Amgen	191,400 a,b	13,924,350
Fisher Scientific International	166,600 a	11,337,130
Johnson & Johnson	296,100	17,535,042
Medtronic	359,700	18,254,775
Novartis, ADR	275,100	15,251,544
Pfizer	824,400	20,544,048
WellPoint	211,300 a	16,360,959
Wyeth	225,300	10,931,556
Zimmer Holdings	153,100 a	10,349,560
		155,756,723
Technology--13.3%
Advanced Micro Devices	197,400 a	6,545,784
Apple Computer	111,600 a	6,999,552
Broadcom, Cl. A	195,200 a	8,424,832
Cisco Systems	1,134,003 a	24,573,845
Citrix Systems	227,000 a	8,603,300
Hewlett-Packard	622,700	20,486,830
Intel	583,000	11,281,050
International Business Machines	342,000	28,204,740
Microchip Technology	224,000	8,131,200
Microsoft	1,494,300	40,659,903
Motorola	316,800	7,257,888
Qualcomm	359,900	18,214,539
		189,383,463
Transportation--1.5%
Norfolk Southern	382,100	20,660,147
Utilities--5.2%
Consolidated Edison	170,000	7,395,000
Dominion Resources/VA	116,000	8,007,480
FPL Group	222,000	8,911,080
Kinder Morgan	94,000	8,647,060
Sempra Energy	210,000	9,756,600
Southern	250,000	8,192,500
Sprint Nextel	315,500	8,152,520
Verizon Communications	447,000	15,224,820
		74,287,060
Total Common Stocks
(cost $1,126,512,092)		1,420,961,170

Other Investment--.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,147,000)	7,147,000 [c]	7,147,000

Investment of Cash Collateral for
Securities Loaned--.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,402,878)	1,402,878 [c]	1,402,878

Total Investments (cost $1,135,061,970)	100.5%	1,429,511,048
Liabilities, Less Cash and Receivables	(.5%)	(6,475,682)
Net Assets	100.0%	1,423,035,366

ADR - American Depository Receipts
a Non-income producing security.
b All or a portion of these securities are on loan. At March 31, 2006, the total market value of the fund's securities on loan is $1,343,406 and the total market value of the collateral held by the fund is $1,402,878.
c Investment in affiliated money market mutual fund.
d Security restricted as to public resale. Investments is restricted securities, with a value of $9,622,075 or .68% of net assets, are as follows:

	Acquisition	Purchase	Net
Issuer	Date	Price ($) †	Assets (%)	Valuation ($) ††

Galen Partners II, LP (Units)	5/6/94-1/3/97	673,552.06		673,552 per unit
SK Equity Fund, LP (Units)	3/8/95-9/18/96	1,155,218.62		4,951,275 per unit

† Average cost per unit. The valuation of these securities has been determined in good faith under the direction of the Board of Directors.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DREYFUS FUND INCORPORATED

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	May 23, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	May 23, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)